Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Consolidating Statements of Operations by Geographic Operating Segments (Detail) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		$ 16,083	$ 13,516	$ 13,735
Less: Intragroup transactions		(1,535)	(702)	(776)
Revenues		14,548	12,814	12,959
Operating EBITDA		2,861	2,421	2,338
Less: Depreciation and amortization		1,127	1,110	1,039
Operating earnings before other expenses, net		1,734	1,311	1,299
Other expenses, net		(116)	(1,767)	(334)
Financial expense		(662)	(777)	(711)
Other financing items, net		(78)	(118)	(65)
Less: Intragroup transactions, discontinued operations				(15)
Revenues (including intragroup transactions), continuing and discontinued operations		16,268	13,876	14,494
Less: Intragroup transactions, continuing and discontinued operations		(1,535)	(716)	(791)
Revenues, continuing and discontinued operations		14,733	13,160	13,703
Operating EBITDA, continuing and discontinued operations		2,905	2,474	2,466
Less: Depreciation and amortization, continuing and discontinued operations		1,136	1,125	1,096
Operating earnings before other expenses, net, continuing and discontinued operations		1,769	1,349	1,370
Other expenses, net, continuing and discontinued operations		(128)	(1,785)	(345)
Financial expense, continuing and discontinued operations		(662)	(777)	(711)
Other financing items, net, continuing and discontinued operations		(67)	(109)	(71)
Discontinued Operations [member]
Disclosure of operating segments [line items]
Revenues		185	346	744
Revenues (including intragroup transactions), discontinued operations		185	360	759
Less: Intragroup transactions, discontinued operations			(14)
Operating EBITDA, discontinued operations		44	53	128
Less: Depreciation and amortization, discontinued operations		9	15	57
Operating earnings before other expenses, net, discontinued operations		35	38	71
Other expenses, net, discontinued operations		(12)	(18)	(11)
Financial expense, discontinued operations				0
Other financing items, net, discontinued operations		11	9	(6)
Mexico [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		3,466	2,812	2,897
Less: Intragroup transactions		(142)	(134)	(105)
Revenues		3,324	2,678	2,792
Operating EBITDA		1,164	931	969
Less: Depreciation and amortization		161	148	159
Operating earnings before other expenses, net		1,003	783	810
Other expenses, net		(43)	(46)	(48)
Financial expense		(29)	(31)	(36)
Other financing items, net		2	(4)	(1)
United States [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		4,359	3,994	3,780
Less: Intragroup transactions		(4)	(1)
Revenues		4,355	3,993	3,780
Operating EBITDA		778	747	629
Less: Depreciation and amortization		464	440	392
Operating earnings before other expenses, net		314	307	237
Other expenses, net		(127)	(1,350)	(22)
Financial expense		(47)	(53)	(64)
Other financing items, net		(19)	(20)	(13)
United Kingdom [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		940	739	749
Revenues		940	739	749
Operating EBITDA		141	88	119
Less: Depreciation and amortization		69	67	69
Operating earnings before other expenses, net		72	21	50
Other expenses, net		(3)	(73)	(2)
Financial expense		(8)	(9)	(11)
Other financing items, net		(17)	(77)	(17)
France [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		863	754	825
Revenues		863	754	825
Operating EBITDA		93	71	89
Less: Depreciation and amortization		50	48	48
Operating earnings before other expenses, net		43	23	41
Other expenses, net		(6)	(1)	(5)
Financial expense		(11)	(12)	(11)
Other financing items, net			3	1
Germany [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		472	489	439
Less: Intragroup transactions		(43)	(37)	(25)
Revenues		429	452	414
Operating EBITDA		69	67	65
Less: Depreciation and amortization		28	28	28
Operating earnings before other expenses, net		41	39	37
Other expenses, net			(3)	3
Financial expense		(2)	(2)	(3)
Other financing items, net		(2)	(3)	(4)
Spain [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		359	319	319
Less: Intragroup transactions		(25)	(16)	(25)
Revenues		334	303	294
Operating EBITDA		(6)	25	16
Less: Depreciation and amortization		33	39	34
Operating earnings before other expenses, net		(39)	(14)	(18)
Other expenses, net		(331)	(195)	(8)
Financial expense		(3)	(3)	(2)
Other financing items, net		51	(9)	2
Poland [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		405	377	350
Less: Intragroup transactions		(6)	(7)	(2)
Revenues		399	370	348
Operating EBITDA		73	74	56
Less: Depreciation and amortization		25	25	24
Operating earnings before other expenses, net		48	49	32
Other expenses, net		(4)	(1)
Financial expense		(2)	(2)	(2)
Other financing items, net		1	1
Rest of EMEAA [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		618	582	608
Less: Intragroup transactions		(5)	(9)	(12)
Revenues		613	573	596
Operating EBITDA		87	75	74
Less: Depreciation and amortization		56	56	46
Operating earnings before other expenses, net		31	19	28
Other expenses, net		(110)	(26)	(7)
Financial expense		(3)	(3)	(5)
Other financing items, net		1	(22)	26
Colombia [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	[1]	437	404	504
Revenues	[1]	437	404	504
Operating EBITDA	[1]	87	86	90
Less: Depreciation and amortization	[1]	26	25	29
Operating earnings before other expenses, net	[1]	61	61	61
Other expenses, net	[1]	(19)	(14)	(21)
Financial expense	[1]	(7)	(5)	(4)
Other financing items, net	[1]	(12)	(13)	(3)
Panama [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	[1]	121	80	181
Less: Intragroup transactions	[1]	(23)	(7)	(2)
Revenues	[1]	98	73	179
Operating EBITDA	[1]	31	12	48
Less: Depreciation and amortization	[1]	16	16	17
Operating earnings before other expenses, net	[1]	15	(4)	31
Other expenses, net	[1]	(2)	(19)	(9)
Financial expense	[1]		(1)	(1)
Other financing items, net	[1]		1
Caribbean TCL [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	[2]	280	251	248
Less: Intragroup transactions	[2]	(7)	(7)	(8)
Revenues	[2]	273	244	240
Operating EBITDA	[2]	65	65	56
Less: Depreciation and amortization	[2]	19	22	23
Operating earnings before other expenses, net	[2]	46	43	33
Other expenses, net	[2]	(1)	(9)	(2)
Financial expense	[2]	(6)	(6)	(6)
Other financing items, net	[2]	(6)	(8)	(4)
Dominican Republic [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		299	229	245
Less: Intragroup transactions		(8)	(11)	(17)
Revenues		291	218	228
Operating EBITDA		128	84	84
Less: Depreciation and amortization		7	8	9
Operating earnings before other expenses, net		121	76	75
Other expenses, net		3	(5)	(1)
Financial expense			(1)
Other financing items, net		(1)	4
Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	[1]	465	393	383
Less: Intragroup transactions	[1]	(21)	(3)	(3)
Revenues	[1]	444	390	380
Operating EBITDA	[1]	110	100	68
Less: Depreciation and amortization	[1]	13	15	15
Operating earnings before other expenses, net	[1]	97	85	53
Other expenses, net	[1]	(5)	(38)	(57)
Financial expense	[1]	(2)	(2)	(3)
Other financing items, net	[1]	(3)	7	1
Philippines [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	[3]	424	398	458
Revenues	[3]	424	398	458
Operating EBITDA	[3]	114	118	117
Less: Depreciation and amortization	[3]	40	46	38
Operating earnings before other expenses, net	[3]	74	72	79
Other expenses, net	[3]	(1)	(1)	1
Financial expense	[3]	17	2	6
Other financing items, net	[3]	(2)	2	4
Israel [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		785	754	660
Revenues		785	754	660
Operating EBITDA		114	115	89
Less: Depreciation and amortization		45	28	23
Operating earnings before other expenses, net		69	87	66
Other expenses, net		(1)
Financial expense		(4)	(4)	(2)
Other financing items, net		2	1	1
Other Locations [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		1,790	941	1,089
Less: Intragroup transactions		(1,251)	(470)	(577)
Revenues		539	471	512
Operating EBITDA		(187)	(237)	(231)
Less: Depreciation and amortization		75	99	85
Operating earnings before other expenses, net		(262)	(336)	(316)
Other expenses, net		534	14	(156)
Financial expense		(555)	(645)	(567)
Other financing items, net		$ (73)	$ 19	$ (58)

[1]	CEMEX Latam Holdings, S.A. (“CLH”), a company incorporated in Spain, trades its ordinary shares on the Colombian Stock Exchange. CLH is the indirect holding company of CEMEX’s operations in Colombia, Panama, Costa Rica, Guatemala, Nicaragua and El Salvador. At year end 2021 and 2020, there is a non-controlling interest in CLH of 7.74% and 7.63%, respectively, of its ordinary shares, excluding shares held in CLH’s treasury (note 22.4).
[2]	The shares of TCL trade on the Trinidad and Tobago Stock Exchange. As of December 31, 2021 and 2020, there is a non-controlling interest in TCL of 30.17% of its ordinary shares in both years (note 22.4).
[3]	CEMEX’s operations in the Philippines are mainly conducted through CEMEX Holdings Philippines, Inc. (“CHP”), a Philippine company whose shares trade on the Philippines Stock Exchange. As of December 31, 2021 and 2020, there is a non-controlling interest in CHP of 22.16% of its ordinary shares (note 22.4).